Western Refining Logistics, L.P. - WRW Dropdown (Details) $ in Millions	1 Months Ended
	Oct. 31, 2014 USD ($) bbl $ / gal	Oct. 30, 2015 USD ($)	Oct. 15, 2014 USD ($) shares
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses | $	$ 320.0
Business Acquisitions, Number of Units Acquired | shares			1,160,092
Intercompany Agreements, Description	10
Revolving Credit Agreement - WNRL [Member] | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Long-term Line of Credit | $		$ 145.0	$ 269.0
Western Refining Logistics, LP [Member]
Business Acquisition [Line Items]
Payments for (Proceeds from) Businesses and Interest in Affiliates | $	$ 51.0
Fuel Distribution and Supply Agreement [Member]
Business Acquisition [Line Items]
Long-term Purchase Commitment, Minimum Quantity Required | bbl	645,000
Profit Margin, per Gallon | $ / gal	0.03
Crude Oil Trucking Transportation Services Agreement [Member]
Business Acquisition [Line Items]
Long-term Purchase Commitment, Minimum Quantity Required | bbl	1,525,000
Product Supply Agreement [Member]
Business Acquisition [Line Items]
Long-term Purchase Commitment, Minimum Quantity Required | bbl	79,000